NOTE RECEIVABLE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jan. 29, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 315,070	$ 88,948	$ 275,168
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	2.00%
Principal amount	$ 7,500,000			$ 7,500,000
Interest income	$ 113,014